SHORT-TERM BORROWINGS - Non-Revolving Credit Facility (Details) $ in Millions, $ in Millions	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($) borrowing	Nov. 30, 2023 CAD ($) borrowing
Credit facilities
Disclosure of detailed information about borrowings [line items]
Number of borrowings entered into | borrowing				3
Number of borrowings terminated | borrowing			2
Maximum borrowing capacity | $			$ 500	$ 2,000
Non-Revolving Credit Facility, Maturing In 2025
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 184	$ 185